Advisors Capital International Fund
	Schedule of Investments
	June 30, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
1,350	MTU Aero Engines Holding AG - ADR	$ 302,171
8,600	Saab AB - ADR	240,198
		542,369	2.52%

Air & Gas Compressors
45,600	Atlas Copco AB - ADR	735,528	3.42%

Airports, Flying Fields & Airport Terminal Services
4,000	Central North Airport Group - ADR	422,000	1.96%

Auto Manufacturers
2,800	BYD Company Limited - ADR	262,640	1.22%

Banks- Regional
3,300	DBS Group Holdings Ltd - ADR	467,049
32,600	PT Bank Central Asia Tbk - ADR	436,514
		903,563	4.20%

Beverages
4,900	LVMH Moet Hennessy Louis Vuitton SA - ADR	514,794
10,900	Pernod Ricard SA - ADR	218,436
		733,230	3.41%

Commercial Banks, NEC
4,600	The Toronto-Dominion Bank (Canada)	337,870	1.57%

Credit Services
15,300	Krung Thai Bank PLC - ADR	122,400	0.57%

Diagnostics & Research
23,600	Sonic Healthcare LTD - ADR	420,552	1.96%

Discount Stores
9,300	Wal-Mart de Mexico SA - ADR	309,783	1.44%

Drug Manufacturers - General
32,100	Santen Pharmaceutical Co. Ltd - ADR	373,163	1.74%

Drug Manufacturers - Specialty & Generic
12,600	Merck KGaA - ADR	326,844	1.52%

Electrical Supplies
21,700	Rexel SA - ADR	675,738	3.14%

Entertainment
19,500	Universal Music Group N.V. - ADR	315,510	1.47%

Financial Data & Stock Exchanges
11,700	Deutsche Boerse AG - ADR	381,888	1.78%

Gambling
3,900	Evolution AB - ADR	309,660	1.44%

Gold and Silver Ores
7,200	Agnico Eagle Mines Limited (Canada)	856,296	3.98%

Grocery Stores
34,800	Seven & I Holdings Co. Ltd. - ADR	558,540	2.60%

Insurance Agents, Brokers & Service
2,700	Aon plc - Class A (Ireland)	963,252	4.48%

Leisure
2,100	ANTA Sports Products Limited - ADR	631,722
25,400	Thule Group AB - ADR	353,568
		985,290	4.58%

Marine Shipping
21,200	SITC International Holdings Company Limited - ADR	664,832	3.09%

Medical Instruments & Supplies
24,600	Coloplast AS - ADR	233,208	1.09%

National Commercial Banks
22,200	UBS Group AG (Switzerland)	750,804	3.49%

Oil & Gas Field Services, NEC
34,500	Core Laboratories Inc.	397,440
13,300	Schlumberger Limited	449,540
		846,980	3.94%

Radio Broadcasting
7,500	Tencent Holdings Ltd. - ADR	483,750	2.25%

Semiconductors & Related Devices
25,200	Disco Corporation - ADR	743,904
6,900	Tokyo Electron Limited - ADR	663,297
		1,407,201	6.56%

Services - Business Services, NEC
1,800	Accenture PLC - Class A (Ireland)	538,002
9,700	RELX PLC - ADR	527,098
		1,065,100	4.95%

Services - Prepackaged Software
11,900	Dassault Systemes SE - ADR	430,899
700	SAP SE - ADR	212,870
		643,769	2.99%

Specialty Business Services
6,500	Intertek Group PLC - ADR	426,270	1.98%

Specialty Chemicals
37,300	Fuchs SE - ADR	513,248
9,600	Givaudan SA - ADR	929,664
		1,442,912	6.71%

Specialty Industrial Machinery
10,200	Schneider Electric SE - ADR	544,476	2.53%

Total for Common Stocks (Cost - $18,080,551)		19,045,417	88.58%

EXCHANGE TRADED FUNDS
18,700	Franklin Templeton FTSE India ETF	744,821
18,700	Vanguard Developed Markets Index Fund ETF	1,066,087

Total for Exchange Traded Funds (Cost $1,676,735)		1,810,908	8.42%

MONEY MARKET FUNDS
1,092,963	Goldman Sachs FS Government Fund Institutional -
	Class 4.22% ***	1,092,963	5.09%
Total For Money Market Funds (Cost - $1,092,963)

	Total Investments	21,949,288	102.09%
	(Cost - $20,850,249)

	Liabilities in Excess of Other Assets	(450,416)	-2.09%

	Net Assets	$ 21,498,872	100.00%

*** The Yield shown represents the 7-day yield at June 30, 2025.
ADR - American Depositary Receipt